Current assets - trade and other receivables - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)
Trade and other receivables [abstract]
Guarantee included in deposits held	$ 394,073	$ 371,471	€ 250,000	€ 250,000
Recognised a loss in profit or loss in respect of impairment of receivables (excluding 'deposits held')